Investment Strategy	Jan. 27, 2026
Empiric Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by primarily investing in the equity securities of domestic small and mid-capitalization growth companies. Small and mid-capitalization companies are defined as companies with between $30 million and $25 billion in market capitalization.

The Fund seeks capital appreciation by investing in companies that the Fund’s investment advisor, Empiric Advisors, Inc. (the “Advisor”), believes are undervalued and that have characteristics the Advisor deems will likely cause those stocks to appreciate in the near future. Decisions to buy or sell securities in the Fund’s portfolio are based on such characteristics including the sector or industry the company is in, certain ratios of the company such as return-on-equity or margins, the size of the company, past and future growth of the company, analysts’ expectations, earnings surprises and other characteristics the Advisor believes may impact the appreciation of stocks. The Advisor practices quantitative techniques in the selection of stocks using a computer screening process to assist it in finding investment opportunities. Qualitative factors are considered in investment selection, but their influence is usually minimal.

JAG Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks of U.S. companies that the Adviser believes have strong earnings and revenue growth potential. Under normal conditions, the Fund invests at least 80% of the Fund’s net assets plus any borrowings for investment purposes in large cap stocks defined as stocks of companies with market capitalizations of at least $8 billion.

The Adviser employs a bottom-up, quantitatively-derived buy discipline to identify stocks the Adviser believes have superior earnings and revenue growth characteristics. The cornerstone of the Adviser’s investment process is a proprietary multi-factor model that scores several thousand equity securities according to a variety of weighted factors measuring earnings and revenue growth, valuation, size and relative strength. The sell discipline is designed to eliminate portfolio holdings with inferior price performance and deteriorating earnings and revenue growth factors.